Goodwill and intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	$ 18,491	$ 19,035
Accumulated Amortization, Goodwill	0	(544)
Impairment, Goodwill	0	0
Intangible Assets, Net (Including Goodwill)	18,491	18,491
Gross carrying amount	47,309	47,309
Accumulated amortization	(11,749)	0
Impairment	(7,170)	(7,170)
Intangible assets, net	28,389	40,139
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	0	544
Accumulated Amortization, Goodwill	0	(544)
Impairment, Goodwill	0	0
Intangible Assets, Net (Including Goodwill)	0	0
Goodwill Eclat Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross	18,491	18,491
Accumulated Amortization, Goodwill	0	0
Impairment, Goodwill	0	0
Intangible Assets, Net (Including Goodwill)	18,491	18,491
Research and Development In Process [Member] | Vazculep [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,061	12,061
Impairment	(7,170)	(7,170)
Intangible assets, net	4,890	4,891
Research and Development In Process [Member] | Bloxiverz [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	35,248	35,248
Accumulated amortization	(11,749)	0
Intangible assets, net	$ 23,499	$ 35,248